Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of material related party transactions

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Services provided to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs
Agent services provided to the Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	—	—	92

Services received from Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs
Product development labor service	—	—	505
Internet service	—	—	56

	As of December, 31
	2021	2022
	US$	US$
Amounts due to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	—	389